                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21466
                                   ---------

                    HYPERION COLLATERALIZED SECURITIES FUND
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2005
                         --------------------
Date of reporting period: APRIL 30, 2005
                         --------------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2005

                                                                                  Principal
                                                            Interest               Amount
                                                              Rate     Maturity    (000s)        Value
                                                            --------   --------   ---------  -------------
ASSET-BACKED SECURITIES - 131.5%
 Aegis Asset Backed Securities Trust
  Series 2004-3N, Class N* ...............................     5.25%   09/25/34   $  2,251   $   2,241,898
 Aerco Ltd.
  Series 1X, Class A2 ....................................     3.27+   07/15/23      7,025       6,972,574
  Series 2A, Class A3 ....................................     3.41+   07/15/25     24,900@     18,923,917
                                                                                             -------------
                                                                                                25,896,491
                                                                                             -------------

 Aircraft Finance Trust
  Series 1999-1A, Class A1(a) ............................     3.43+   05/15/24      6,250@      4,218,750
  Series 1999-1A, Class A2 ...............................     3.45+   05/15/24     14,390      13,742,129
                                                                                             -------------
                                                                                                17,960,879
                                                                                             -------------

 Airplanes Pass Through Trust
  Series 1R, Class AB ....................................     3.33+   03/15/19     26,110@     24,673,991
 Ameriquest Finance NIM Trust
  Series 2004-RN5, Class A* ..............................     5.19    07/25/34      3,172       3,158,696
 Ameriquest Mortgage Securities Trust
  Series 2005-X1, Class M7*(a) ...........................     5.32+   03/25/35      5,130       4,591,261
 Amortizing Residential Collateral Trust
  Series 2002-BC8, Class M3(a) ...........................     5.02+   11/25/32     11,000      11,011,440
  Series 2002-BC5, Class B(a) ............................     5.27+   07/25/32      7,704       7,669,047
  Series 2002-BC9, Class B(a) ............................     5.52+   12/25/32      2,238       2,222,802
  Series 2002-BC10, Class M3(a) ..........................     6.27+   01/25/33      1,507       1,519,984
                                                                                             -------------
                                                                                                22,423,273
                                                                                             -------------

 AQ Finance NIM Trust
  Series 2002-N4A, Class Note* ...........................    10.33    09/25/32        309         308,587
 Argent NIM Trust
  Series 2004-WN3, Class A* ..............................     5.93    03/25/34      2,718       2,727,747
  Series 2004-WN2, Class B* ..............................     6.75    04/25/34      1,350       1,342,406
  Series 2004-WN10, Class B* .............................     7.39    11/25/34      2,000       2,000,000
                                                                                             -------------
                                                                                                 6,070,153
                                                                                             -------------

 Asset Backed Funding Certificates
  Series 2004-OPT4, Class M2(a) ..........................     4.20+   12/25/33      5,000       5,007,630
  Series 2004-FF1, Class M4(a) ...........................     5.52+   07/25/33      3,000       3,052,251
  Series 2005-WF1, Class M10(a) ..........................     6.31+   04/25/35      2,934       2,741,456
  Series 2004-OPT2, Class B(a) ...........................     6.52+   10/25/31      2,404       2,295,986
  Series 2004-FF1, Class M6(a) ...........................     6.52+   12/25/32      2,200       2,026,297
  Series 2004-FF1, Class M7(a) ...........................     6.52+   07/25/32      3,000       2,715,540
                                                                                             -------------
                                                                                                17,839,160
                                                                                             -------------

 Aviation Capital Group Trust
  Series 2000-1A, Class A1* ..............................     3.43+   11/15/25      8,500@      6,545,000
 Bayview Commercial Asset Trust
  Series 2004-3, Class B2*(a) ............................     6.37+   01/25/35      3,422       3,607,762
  Series 2005-1A, Class B3*(a) ...........................     7.52+   03/25/35      6,449       6,463,173
                                                                                             -------------
                                                                                                10,070,935
                                                                                             -------------

 Bella Vista Mortgage Trust
  Series 2005-1, Class B1(a) .............................     3.50+   01/22/45      9,145@      9,161,494
 Centex Home Equity
  Series 2005-B, Class M1(a) .............................     3.42+   03/25/35      6,000       6,002,376
 Conseco Financial Securitizations Co.
  Series 2002-1, Class M1A ...............................     4.91+   12/01/32     16,500      12,375,000
 Countrywide Home Loans
  Series 2004-29, Class 1A2(a) ...........................     3.47+   02/25/35      5,848@      5,853,607
  Series 2004-29, Class 1B1(a) ...........................     3.87+   01/25/35      5,090@      5,124,688
  Series 2005-7, Class IB2(a) ............................     4.52+   03/25/35      1,239       1,250,334
  Series 2005-9, Class B1(a) .............................     4.97+   05/25/35      2,996       2,995,818
                                                                                             -------------
                                                                                                15,224,447
                                                                                             -------------

 Equifirst Mortgage Loan Trust
  Series 2005-1, Class B1*(a) ............................     6.27+   04/25/35      1,500       1,415,761
  Series 2004-1, Class B1(a) .............................     6.52+   01/25/34      1,790       1,575,617
                                                                                             -------------
                                                                                                 2,991,378
                                                                                             -------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2005

                                                                                  Principal
                                                            Interest               Amount
                                                              Rate     Maturity    (000s)        Value
                                                            --------   --------   ---------  -------------
Fieldstone Mortgage Investment Corp.
 Series 2005-1, Class M1(a) ..............................     3.48+   03/25/35      5,000@      5,003,450
 Series 2004-2, Class M2(a) ..............................     4.17+   07/25/34     10,000@      9,999,510
 Series 2004-1, Class M4(a) ..............................     4.67+   01/25/35      2,615       2,611,522
                                                                                             -------------
                                                                                                17,614,482
                                                                                             -------------

First Franklin Mortgage Loan Trust
 Series 2005-FF3, Class M1 ...............................     3.42+   04/25/35     15,000      15,000,000
 Series 2005-FF1, Class M1(a) ............................     3.51+   12/25/34      6,000@      6,016,488
 Series 2004-FF1, Class B1(a) ............................     4.62+   11/25/34      5,000@      5,033,600
 Series 2004-FFH3, Class M7(a) ...........................     4.82+   10/25/34      6,000       6,146,022
 Series 2003-FFH2, Class M4(a) ...........................     5.02+   02/25/34      2,000       2,023,760
 Series 2003-FFH1, Class M3(a) ...........................     5.17+   09/25/33      4,840@      4,908,568
 Series 2004-FF5, Class M7(a) ............................     5.52+   08/25/34      5,000       5,093,060
 Series 2004-FF11, Class M8(a) ...........................     5.52+   01/25/35      7,805       7,916,104
 Series 2004-FF5, Class M9(a) ............................     6.02+   08/25/34      2,750       2,557,596
 Series 2004-FF5, Class B*(a) ............................     6.02+   08/25/34      2,750       2,435,139
 Series 2005-FF4, Class M9(a) ............................     6.05+   05/25/35      4,000       3,730,624
 Series 2004-FF11, Class M9(a) ...........................     6.12+   01/25/35      8,555       8,278,639
 Series 2003-FF5, Class M6(a) ............................     6.52+   03/25/34      5,500       5,585,855
 Series 2004-FFH1, Class B*(a) ...........................     6.52+   03/25/34      4,529       4,321,124
 Series 2004-FF2, Class B*(a) ............................     6.52+   03/25/34      3,749       3,596,416
 Series 2004-FFH2, Class M9(a) ...........................     6.52+   06/25/34      3,300       3,376,989
 Series 2004-FFH2, Class B1*(a) ..........................     6.52+   06/25/34      3,000       2,833,827
 Series 2004-FF6, Class B3(a) ............................     6.52+   07/25/34      2,500       2,563,275
 Series 2004-FFH3, Class B1*(a) ..........................     6.52+   10/25/34      7,000       6,527,675
 Series 2004-FF8, Class B4*(a) ...........................     6.52+   10/25/34      2,300       2,120,474
 Series 2005-FF1, Class B4*(a) ...........................     6.52+   02/25/34      2,549       2,366,578
 Series 2004-FF3, Class B2(a) ............................     6.52+   05/25/34      5,000       5,115,000
                                                                                             -------------
                                                                                               107,546,813
                                                                                             -------------

Fremont Home Loan Trust
 Series 2005-A, Class M1(a) ..............................     3.45+   02/25/35     10,000@     10,011,640
 Series 2005-1, Class B1(a) ..............................     6.27+   06/25/35      2,000       1,880,496
 Series 2005-1, Class B2(a) ..............................     6.27+   06/25/35      3,000       2,726,739
 Series 2005-1, Class B3(a) ..............................     6.27+   06/25/35      2,000       1,805,904
                                                                                             -------------
                                                                                                16,424,779
                                                                                             -------------

Green Tree Financial Corp.
 Series 1998-8, Class M2 .................................     7.08    09/01/30      9,000       2,070,000
GSAMP Trust
 Series 2003-AHL, Class B1(a) ............................     7.02+   10/25/33      3,454       3,528,351
Harborview Mortgage Loan Trust
 Series 2005-2, Class B1(a) ..............................     3.45+   05/19/35      9,989       9,989,072
 Series 2005-1, Class B1(a) ..............................     3.48+   03/19/35      9,886@      9,849,018
 Series 2004-11, Class B2(a) .............................     4.13+   01/19/35     14,981@     15,022,663
 Series 2005-1, Class B4*(a) .............................     4.73+   03/19/35      7,487       6,314,549
                                                                                             -------------
                                                                                                41,175,302
                                                                                             -------------

Lehman ABS Manufactured Housing Contract
 Series 2002-A, Class A(a) ...............................     3.40+   08/15/16     18,767@     18,738,027
 Series 2002-A, Class M1 .................................     4.20+   08/15/16      3,995@      3,994,988
                                                                                             -------------
                                                                                                22,733,015
                                                                                             -------------

Lehman Brothers Small Balance Commercial
 Series 2005-1A, Class M1* ...............................     3.41+   02/25/30      2,343       2,343,000
 Series 2005-1A, Class B* ................................     4.01+   02/25/30      1,443       1,443,000
                                                                                             -------------
                                                                                                 3,786,000
                                                                                             -------------

Long Beach Mortgage Loan Trust
 Series 2002-5, Class M3(a) ..............................     6.27+   11/25/32      2,500       2,549,755
 Series 2005-1, Class B1*(a) .............................     6.27+   02/25/35      5,000       4,539,055
                                                                                             -------------
                                                                                                 7,088,810
                                                                                             -------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2005

                                                                                  Principal
                                                            Interest               Amount
                                                              Rate     Maturity    (000s)        Value
                                                            --------   --------   ---------  -------------
 Master Asset Backed Securities Trust
  Series 2002-OPT1, Class M5(a) ..........................     7.02+   11/25/32      4,520       4,570,131
 Meritage Mortgage Loan Trust
  Series 2003-1, Class M7(a) .............................     6.02+   11/25/33      2,980       2,850,230
 Morgan Stanley ABS Capital
  Series 2005-1, Class M2(a) .............................     3.49+   12/25/34      5,000       5,010,270
  Series 2003-NC10, Class M2(a) ..........................     4.82+   10/25/33     10,000@     10,203,160
                                                                                             -------------
                                                                                                15,213,430
                                                                                             -------------

 Option One Mortgage Loan Trust
  Series 2005-1, Class M9(a) .............................     6.02+   02/25/35      3,000       2,621,607
  Series 2005-2, Class M8(a) .............................     6.25+   05/25/35      6,000       5,895,000
  Series 2005-1, Class M8(a) .............................     6.27+   02/25/35      2,000       1,842,260
  Series 2004-1, Class M7*(a) ............................     6.52+   01/25/34      4,800       4,423,973
                                                                                             -------------
                                                                                                14,782,840
                                                                                             -------------

 Park Place Securities NIM Trust
  Series 2004-WHQ2, Class B* .............................     5.00+   02/25/35      3,000       2,938,680
  Series 2005-WHQ2, Class M10 ............................     5.56+   05/25/35      4,750       4,201,551
  Series 2004-WCW1, Class N* .............................     5.65    09/25/34      2,706       2,712,704
  Series 2004-WWF1, Class B* .............................     6.29+   01/20/35      7,000       6,999,769
  Series 2005-WCH1, Class C* .............................     9.00+   02/25/35      1,125       1,117,969
                                                                                             -------------
                                                                                                17,970,673
                                                                                             -------------

 Popular ABS Mortgage Pass-Through Trust
  Series 2005-WCH1, Class C* .............................     6.52+   05/25/35      1,250       1,249,993
 Porter Square CDO
  Series 1A, Class C* ....................................     6.71+   08/15/38      2,000       2,005,000
 Renaissance NIM Trust
  Series 2004-C, Class N* ................................     4.46    12/25/34      2,277       2,277,364
  Series 2004-B, Class N* ................................     5.19    08/26/34      5,769       5,769,204
                                                                                             -------------
                                                                                                 8,046,568
                                                                                             -------------

 Sail Net Interest Margin Notes
  Series 2004-BNCA, Class A* .............................     5.00    09/27/34      1,871       1,871,811
  Series 2004-BNCA, Class B* .............................     6.75    09/27/34      3,712       3,665,728
  Series 2004-BN2A, Class B* .............................     7.00    12/27/34        928         898,058
  Series 2005-1A, Class B* ...............................     7.50    02/27/35      4,699       4,597,295
  Series 2004-2A, Class B* ...............................     8.00    03/27/34      2,000       1,760,000
                                                                                             -------------
                                                                                                12,792,892
                                                                                             -------------

 Sasco Mortgage Loan Trust
  Series 2004-GEL3, Class M1(a) ..........................     4.07+   08/25/34      8,534@      8,593,030
 Securitized Asset Backed Receivables Trust
  Series 2005-OP1, Class M1(a) ...........................     3.43+   01/25/35     10,214      10,213,499
  Series 2005-FR1, Class M1(a) ...........................     3.47+   12/25/34      7,500       7,500,000
  Series 2005-OP1, Class B4*(a) ..........................     6.52+   01/25/35      5,500       5,158,797
                                                                                             -------------
                                                                                                22,872,296
                                                                                             -------------

 Sequoia Mortgage Trust
  Series 2005-3, Class B1 ................................     3.43+   05/20/35      6,208       6,208,000
 Sharps SP I LLC NIM Trust
  Series 2004-FM1N, Class N* .............................     6.16    09/25/34        558         556,657
 Soundview Home Loan Trust
  Series 2005-DO1, Class M1(a) ...........................     3.51+   05/25/35      3,500       3,500,000
  Series 2005-OPT1, Class M8(a) ..........................     4.61+   06/25/35      7,500       7,500,000
  Series 2005-OPT1, Class M9(a) ..........................     6.11+   06/25/35      2,500       2,477,344
  Series 2005-DO1, Class M10(a) ..........................     6.34+   05/25/35      1,100       1,037,781
  Series 2005-DO1, Class M11(a) ..........................     6.34+   05/25/35      3,099       2,789,100
                                                                                             -------------
                                                                                                17,304,225
                                                                                             -------------

 Structured Asset Investment Loan Trust
  Series 2003-BC7, Class M1 ..............................     3.77+   07/25/33     15,000      15,098,445
  Series 2004-5, Class B(a) ..............................     5.52+   05/25/34      7,514       7,317,877
  Series 2004-7, Class B(a) ..............................     5.52+   08/25/34     12,811      11,537,356
  Series 2004-8, Class B1(a) .............................     5.52+   09/25/34      4,803       4,629,670
  Series 2004-BNC2, Class M7(a) ..........................     5.52+   12/25/34      3,150       2,856,725
  Series 2004-10, Class M7(a) ............................     5.52+   11/25/34      2,301       2,300,991
  Series 2005-1, Class B*(a) .............................     5.52+   02/25/35     11,000       9,804,322
  Series 2003-BC7, Class B(a) ............................     6.02+   07/25/33      7,563@      7,538,368
  Series 2003-BC11, Class B(a) ...........................     6.02+   10/25/33      7,700       7,592,693
  Series 2004-2, Class B*(a) .............................     6.02+   03/25/34      3,306       3,007,654
  Series 2004-3, Class M6(a) .............................     6.02+   04/25/34     11,268      10,843,647
                                                                                             -------------
                                                                                                82,527,748
                                                                                             -------------

 Structured Asset Securities Corp.
  Series 2005-WF1, Class M2(a) ...........................     3.49+   02/25/35      6,100@      6,099,988
  Series 2002-HF1, Class B*(a) ...........................     7.17+   01/25/33      2,284       2,283,984
                                                                                             -------------
                                                                                                 8,383,972
                                                                                             -------------

 UCFC Home Equity Loan
  Series 1998-D, Class BF1 ...............................     8.97    04/15/30         37          38,469
 Vanderbilt Mortgage Finance
  Series 1998-D, Class 2B2(a) ............................     5.64+   07/07/15      3,760       3,762,068
 Washington Mutual
  Series 2005-AR1, Class B2(a) ...........................     3.83+   01/25/45      5,000@      5,035,267
  Series 2005-AR2, Class B10(a) ..........................     4.03+   01/25/45      8,858       7,092,516
                                                                                             -------------
                                                                                                12,127,783
                                                                                             -------------

 Wells Fargo Home Equity
  Series 2004-2N, Class N2* ..............................     8.00    10/26/34      8,125       7,800,000
                                                                                             -------------

TOTAL ASSET-BACKED SECURITIES
   (Cost - $653,850,129) .................................                                     659,158,576
                                                                                             -------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2005

                                                                                                Principal
                                                                          Interest               Amount
                                                                            Rate     Maturity    (000s)        Value
                                                                          --------   --------   ---------  -------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 6.0%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
 G3 Mortgage Reinsurance Ltd.
  Series 1, Class E* ...................................................    23.00+   05/25/08      2,175       2,436,491
 Resix Financial Ltd.
  Series 2004-B, Class B3* .............................................     3.81+   02/10/36      6,190@      6,259,499
  Series 2004-C, Class B7* .............................................     6.41+   09/10/36      3,870       3,937,290
  Series 2004-B, Class B7* .............................................     6.91+   02/10/36      1,759       1,794,557
  Series 2004-A, Class B7* .............................................     7.16+   02/10/36      1,697       1,730,657
  Series 2003-D, Class B7* .............................................     8.66+   12/10/35      4,693       4,856,939
  Series 2003-CB1, Class B7* ...........................................     8.91+   06/10/35      2,935       3,052,709
  Series 2003-C, Class B7* .............................................     8.91+   09/10/35      4,891       5,074,715
                                                                                                           -------------
                                                                                                              26,706,366
                                                                                                           -------------

 Structured Adjustable Rate Mortgage Loan Trust
  Series 2005-7, Class B42 .............................................     4.32+   03/25/35      1,051       1,035,081
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost - $29,909,826) ...............................................                                      30,177,938
                                                                                                           -------------

TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
    (Cost - $29,909,826) ...............................................                                      30,177,938
                                                                                                           -------------

TOTAL INVESTMENTS - 137.5%
    (Cost - $683,759,955)** ............................................                                     689,336,514
LIABILITIES IN EXCESS OF OTHER ASSETS - (37.5)% ........................                                    (188,004,258)
                                                                                                           -------------
NET ASSETS - 100.0% ....................................................                                   $ 501,332,256
                                                                                                           =============

-------------------
See notes to financial statements.

@     -  Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

*     -  Security exempt from registration under Rule 144A of the Securities
         Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

+     -  Variable Rate Security - Interest rate is the rate in effect April 30,
         2005.

(a) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

CDO   -  Collateralized Debt Obligation.

**    -  At April 30, 2005, the aggregate cost of investments for income tax purposes was $683,759,955. Net unrealized appreciation aggregated $5,576,559 of which $9,082,497 related to appreciated investment securities and $3,505,938 related to depreciated investment securities.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2005

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Reverse Repurchase Agreements: Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At April 30, 2005, the Fund had the following reverse repurchase agreements outstanding:

Face Value                                  Description                               Maturity Amount
-------------  ---------------------------------------------------------------------  ---------------
$   5,901,000  Bank of America, 3.01%, dated 03/17/05, maturity date 05/16/05         $     5,930,603
    4,613,000  Bank of America, 3.24%, dated 04/26/05, maturity date 05/16/05               4,621,303
    9,024,000  CS First Boston, 3.10%, dated 03/28/05, maturity date 05/24/05               9,068,293
    8,968,000  Greenwich Capital, 3.18%, dated 03/04/05, maturity date 05/09/05             9,020,283
    4,285,000  Greenwich Capital, 3.26%, dated 03/17/05, maturity date 05/17/05             4,308,670
    4,500,000  Greenwich Capital, 3.25%, dated 03/24/05, maturity date 05/25/05             4,525,188
    4,498,000  Greenwich Capital, 3.30%, dated 03/28/05, maturity date 05/17/05             4,518,616
    8,907,000  Greenwich Capital, 3.04%, dated 04/18/05, maturity date 05/03/05             8,918,282
    5,716,000  Greenwich Capital, 3.25%, dated 04/26/05, maturity date 06/21/05             5,744,898
    8,231,000  Greenwich Capital, 3.28%, dated 04/26/05, maturity date 06/21/05             8,272,996
    8,904,000  Greenwich Capital, 3.23%, dated 04/28/05, maturity date 05/05/05             8,909,592
    5,490,000  Lehman Brothers, Inc., 3.04%, dated 03/21/05, maturity date 05/23/05         5,519,207
    2,700,000  Lehman Brothers, Inc., 3.04%, dated 03/21/05, maturity date 05/23/05         2,714,364
    3,396,000  Lehman Brothers, Inc., 3.05%, dated 03/23/05, maturity date 05/23/05         3,413,551
   17,961,000  Lehman Brothers, Inc., 3.05%, dated 03/23/05, maturity date 05/23/05        18,053,823
    7,681,000  Lehman Brothers, Inc., 3.07%, dated 03/23/05, maturity date 05/23/05         7,720,956
    6,580,000  Lehman Brothers, Inc., 3.38%, dated 04/25/05, maturity date 05/04/05         6,585,560
    5,268,000  Lehman Brothers, Inc., 3.23%, dated 04/28/05, maturity date 05/05/05         5,271,309
    4,650,000  Morgan Stanley, 3.09%, dated 03/24/05, maturity date 05/26/05                4,675,145
    5,049,000  Wachovia Capital Corp., 3.25%, dated 03/28/05, maturity date 05/24/05        5,074,981
   19,908,000  Wachovia Capital Corp., 3.25%, dated 03/28/05, maturity date 05/24/05       20,010,443
    3,425,000  Wachovia Capital Corp., 3.25%, dated 03/28/05, maturity date 05/24/05        3,442,624
   10,869,000  Wachovia Capital Corp., 3.35%, dated 03/28/05, maturity date 05/24/05       10,926,651
-------------                                                                         ---------------
$ 166,524,000
=============

HYPERION COLLATERALIZED SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2005

Maturity Amount, Including Interest Payable                   $    167,247,338
                                                              ----------------

Market Value of Assets Sold Under Agreements                  $    189,315,819
                                                              ----------------

Weighted Average Interest Rate                                            3.18%
                                                              ----------------

The average daily balance of reverse repurchase agreements outstanding during the three months ended April 30, 2005, was approximately $170,538,562 at a weighted average interest rate of 2.95%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $182,344,811 as of April 12, 2005, which was 26.73% of total assets.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Collateralized Securities Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  June 28, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  June 28, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  June 28, 2005